Office Equipment, Net (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation	$ 737	$ 737	$ 733